Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Directors' and key management remuneration
Non-executive directors emoluments	£ 1,547	£ 1,574
Chair and executive directors emoluments	6,425	6,408
Short-term compensation expense, directors	7,972	7,982
Amounts receivable under long-term incentive plans and share option plans	1,471	2,708
Total	£ 9,443	£ 10,690